UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Michael W. Stockton

The Growth Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio
November 30, 2014
unaudited
Common stocks 91.59% Information technology 20.69%	Shares	Value (000)
Google Inc., Class C1	4,666,797	$2,528,611
Google Inc., Class A1	4,233,597	2,324,583
Microsoft Corp.	39,477,600	1,887,424
Avago Technologies Ltd.[2]	18,157,082	1,695,871
Oracle Corp.	38,317,000	1,625,024
Apple Inc.	12,339,311	1,467,514
ASML Holding NV (New York registered)	8,767,040	926,501
ASML Holding NV	5,109,442	539,957
Visa Inc., Class A	5,548,000	1,432,438
Texas Instruments Inc.	20,405,100	1,110,446
Intuit Inc.	10,195,000	957,005
salesforce.com, inc.[1]	15,805,000	946,245
Accenture PLC, Class A	10,000,000	863,300
LinkedIn Corp., Class A1	3,667,500	829,845
Murata Manufacturing Co., Ltd.	7,026,200	759,341
Adobe Systems Inc.[1]	8,672,800	639,012
EMC Corp.	16,120,000	489,242
Palo Alto Networks, Inc.[1]	3,903,400	480,118
Yahoo! Inc.[1]	8,910,000	461,003
Taiwan Semiconductor Manufacturing Co. Ltd.	76,121,000	348,045
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,830,000	89,890
Cisco Systems, Inc.	15,160,000	419,022
Baidu, Inc., Class A (ADR)[1]	1,645,000	403,206
TE Connectivity Ltd.	6,173,000	396,307
Cognizant Technology Solutions Corp., Class A1	6,692,000	361,301
Nintendo Co., Ltd.	3,064,940	355,385
Broadcom Corp., Class A	7,983,100	344,311
Hewlett-Packard Co.	8,500,000	332,010
MasterCard Inc., Class A	3,650,000	318,609
Autodesk, Inc.[1]	4,930,000	305,660
Altera Corp.	7,750,000	291,555
VeriSign, Inc.[1]	4,745,000	285,175
Automatic Data Processing, Inc.	3,235,000	277,045
Motorola Solutions, Inc.	4,155,000	273,067
First Data Holdings, Inc., Class B1,3,4	56,250,000	269,438
KLA-Tencor Corp.	3,750,000	260,400
Amphenol Corp., Class A	4,834,316	259,264
Facebook, Inc., Class A1	3,000,000	233,100
NetSuite Inc.[1]	2,122,874	224,494
Hexagon AB, Class B	7,041,102	223,833
VMware, Inc., Class A1	2,400,000	211,104
Samsung SDI Co., Ltd.	1,500,000	181,416
Gemalto NV	1,870,000	158,970
Linear Technology Corp.	3,280,000	150,978
MercadoLibre, Inc.	965,000	136,007
Rackspace Hosting, Inc.[1]	2,947,567	135,323
Finisar Corp.[1,2]	7,917,000	134,985
The Growth Fund of America — Page 1 of 13

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Dolby Laboratories, Inc., Class A	2,650,000	$117,607
Samsung Electronics Co. Ltd.	99,200	115,231
Twitter, Inc.[1]	2,500,000	104,350
National Instruments Corp.	3,135,000	100,916
ARM Holdings PLC	5,685,000	81,311
CommScope Holding Co., Inc.[1]	3,000,000	66,600
Demandware, Inc.[1]	1,055,000	59,080
Analog Devices, Inc.	875,000	47,810
Mail.Ru Group Ltd. (GDR)[1]	1,199,085	27,795
Workday, Inc., Class A1	275,000	23,939
Concur Technologies, Inc.[1]	170,900	22,014
ASM Pacific Technology Ltd.	945,000	9,621
Guidewire Software, Inc.[1]	150,000	7,571
		30,127,225
Consumer discretionary 17.80%
Amazon.com, Inc.[1]	17,133,195	5,801,985
Comcast Corp., Class A	37,868,578	2,160,024
Comcast Corp., Class A, special nonvoting shares	13,000,000	738,530
Home Depot, Inc.	25,981,200	2,582,531
NIKE, Inc., Class B	17,655,000	1,752,965
Twenty-First Century Fox, Inc., Class A	31,032,200	1,141,985
Priceline Group Inc.[1]	807,215	936,523
Johnson Controls, Inc.	15,367,000	768,350
MGM Resorts International[1,2]	30,282,600	690,746
Netflix, Inc.[1]	1,981,493	686,766
Time Warner Inc.	7,160,000	609,459
Walt Disney Co.	5,905,000	546,272
Tesla Motors, Inc.[1]	2,014,800	492,659
CBS Corp., Class B	7,350,000	403,368
Norwegian Cruise Line Holdings Ltd.[1]	9,100,000	399,399
Liberty Global PLC, Class C1	4,976,520	248,428
Liberty Global PLC, Class A1	2,894,280	150,473
Toyota Motor Corp.	5,930,000	365,484
DIRECTV[1]	4,111,200	360,593
Naspers Ltd., Class N	2,770,000	358,482
AutoNation, Inc.[1,2]	6,000,000	356,640
Lowe’s Companies, Inc.	5,100,000	325,533
Carnival Corp., units	6,990,000	308,678
BorgWarner Inc.	5,100,000	288,456
Ralph Lauren Corp., Class A	1,333,171	246,503
Expedia, Inc.	2,569,000	223,786
Toll Brothers, Inc.[1]	5,975,000	209,065
TJX Companies, Inc.	3,000,000	198,480
Viacom Inc., Class B	2,411,000	182,344
Tiffany & Co.	1,640,000	176,989
Lions Gate Entertainment Corp.	5,139,393	174,225
D.R. Horton, Inc.	6,809,424	173,572
Starbucks Corp.	2,050,000	166,481
Wynn Resorts, Ltd.	898,623	160,503
Darden Restaurants, Inc.	2,443,000	139,227
Galaxy Entertainment Group Ltd.	20,000,000	136,559
Luxottica Group SpA	2,458,300	131,531
Volkswagen AG, nonvoting preferred	505,000	116,374
YUM! Brands, Inc.	1,500,000	115,875
The Growth Fund of America — Page 2 of 13

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Five Below, Inc.[1]	2,480,000	$115,717
General Motors Co.	3,175,000	106,140
Daimler AG	1,133,000	95,584
lululemon athletica inc.[1]	1,915,000	92,284
zulily, inc., Class A1	3,026,800	86,960
Marriott International, Inc., Class A	1,038,200	81,800
Renault SA	1,000,000	80,282
Hyatt Hotels Corp., Class A1	949,166	55,934
Las Vegas Sands Corp.	828,000	52,735
Lennar Corp., Class A	1,000,000	47,240
Harley-Davidson, Inc.	551,000	38,394
Hermès International	54,000	18,092
News Corp., Class A1	900,000	13,968
TOD’S SpA	100,500	9,285
		25,920,258
Health care 17.34%
Gilead Sciences, Inc.[1]	38,747,141	3,887,113
UnitedHealth Group Inc.	24,139,200	2,380,849
Amgen Inc.	13,911,100	2,299,644
Alexion Pharmaceuticals, Inc.[1]	9,006,061	1,755,281
Express Scripts Holding Co.[1]	18,135,600	1,507,975
Regeneron Pharmaceuticals, Inc.[1]	3,537,300	1,471,906
Vertex Pharmaceuticals Inc.[1]	10,105,600	1,191,248
Illumina, Inc.[1]	5,442,701	1,038,957
Thermo Fisher Scientific Inc.	6,117,800	790,970
Edwards Lifesciences Corp.[1,2]	5,932,700	769,353
Novartis AG	7,455,000	721,763
St. Jude Medical, Inc.	9,915,000	673,823
BioMarin Pharmaceutical Inc.[1]	7,339,073	658,462
Stryker Corp.	6,778,376	629,779
Merck & Co., Inc.	9,617,700	580,909
Biogen Idec Inc.[1]	1,738,905	535,044
Humana Inc.	3,511,305	484,455
Hologic, Inc.[1,2]	16,681,300	447,059
Endo International PLC[1]	6,088,000	445,459
Grifols, SA, Class B	10,395,793	385,819
Grifols, SA, Class A, non-registered shares	1,225,000	54,607
Incyte Corp.[1]	5,135,100	387,957
Boston Scientific Corp.[1]	23,525,000	302,767
athenahealth, Inc.[1,2]	2,529,861	296,753
Baxter International Inc.	2,818,910	205,780
Pharmacyclics, Inc.[1]	1,451,922	202,383
Bristol-Myers Squibb Co.	3,370,000	198,998
Brookdale Senior Living Inc.[1]	5,278,000	186,947
Aetna Inc.	1,938,800	169,141
Teva Pharmaceutical Industries Ltd. (ADR)	2,510,000	143,020
Celgene Corp.[1]	760,000	86,404
ResMed Inc.	1,400,217	74,492
Novo Nordisk A/S, Class B	1,600,000	73,017
Intercept Pharmaceuticals, Inc.[1]	479,812	68,963
PerkinElmer, Inc.	1,300,000	59,111
DaVita HealthCare Partners Inc.[1]	590,000	45,153
The Growth Fund of America — Page 3 of 13

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Intuitive Surgical, Inc.[1]	50,000	$25,889
Theravance, Inc.	710,000	10,742
		25,247,992
Industrials 9.27%
Union Pacific Corp.	13,796,600	1,611,029
Precision Castparts Corp.	5,042,767	1,199,674
United Continental Holdings, Inc.[1]	16,949,000	1,037,787
American Airlines Group Inc.	21,293,149	1,033,357
Boeing Co.	6,267,000	842,034
CSX Corp.	21,674,801	790,914
General Dynamics Corp.	5,104,600	742,005
Cummins Inc.	3,720,000	541,706
Delta Air Lines, Inc.	11,003,823	513,548
Airbus Group NV	7,342,327	447,621
Nielsen NV	10,499,551	438,566
Caterpillar Inc.	3,685,000	370,711
Ryanair Holdings PLC (ADR)[1]	5,538,214	348,298
Rockwell Collins, Inc.	3,845,000	328,863
Danaher Corp.	3,509,448	293,250
Sensata Technologies Holding NV1	5,900,000	292,463
Textron Inc.	6,658,866	288,462
FedEx Corp.	1,500,000	267,270
Towers Watson & Co., Class A	2,031,937	229,528
Meggitt PLC	26,054,666	204,970
Oshkosh Corp.[2]	4,368,000	198,307
United Technologies Corp.	1,640,000	180,531
Lockheed Martin Corp.	877,000	167,998
Fastenal Co.	3,655,000	165,206
TransDigm Group Inc.	693,000	137,069
MTU Aero Engines AG	1,375,000	122,621
Jacobs Engineering Group Inc.[1]	2,439,487	113,314
General Electric Co.	3,500,000	92,715
KONE Oyj, Class B	1,920,000	88,395
Verisk Analytics, Inc., Class A1	1,238,000	76,731
KBR, Inc.	4,148,800	69,866
Honeywell International Inc.	700,000	69,349
Rolls-Royce Holdings PLC[1]	4,500,000	59,295
Bureau Veritas SA	2,256,040	53,856
VINCI, SA	768,963	41,598
United Parcel Service, Inc., Class B	328,000	36,054
		13,494,961
Financials 7.90%
Crown Castle International Corp.	13,450,912	1,117,636
American International Group, Inc.	17,360,200	951,339
Goldman Sachs Group, Inc.	4,455,028	839,372
Wells Fargo & Co.	12,569,178	684,769
JPMorgan Chase & Co.	9,296,712	559,290
Berkshire Hathaway Inc., Class B1	2,000,000	297,380
Berkshire Hathaway Inc., Class A1	970	216,373
American Express Co.	5,480,000	506,462
HDFC Bank Ltd.	23,293,408	359,283
HDFC Bank Ltd. (ADR)	1,612,000	85,903
Capital One Financial Corp.	5,348,000	444,954
The Growth Fund of America — Page 4 of 13

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Legal & General Group PLC	111,984,892	$432,081
ACE Ltd.	3,696,000	422,601
Bank of America Corp.	24,500,000	417,480
American Tower Corp.	3,915,000	411,114
AIA Group Ltd.	67,400,000	389,369
CME Group Inc., Class A	4,442,419	376,006
CIT Group Inc.	7,011,000	342,137
Progressive Corp.	10,850,000	295,554
Onex Corp.	4,200,000	238,253
Morgan Stanley	6,500,000	228,670
Charles Schwab Corp.	8,060,300	228,268
Citigroup Inc.	3,305,000	178,371
McGraw Hill Financial, Inc.	1,860,600	173,892
Bank of Ireland[1]	383,200,000	158,780
Prudential PLC	6,455,000	156,280
Signature Bank[1]	1,206,970	146,369
UBS Group AG1	6,765,666	121,547
Fifth Third Bancorp	4,750,000	95,570
U.S. Bancorp	2,025,000	89,505
W. R. Berkley Corp.	1,560,000	81,495
First Republic Bank	1,340,000	69,050
Leucadia National Corp.	2,589,787	59,902
BOK Financial Corp.	907,706	58,502
Equity Residential	750,000	53,130
Deutsche Bank AG	1,570,000	51,349
ICICI Bank Ltd. (ADR)	800,000	47,112
Financial Engines, Inc.	1,360,000	44,445
XL Group PLC	583,000	20,708
Ocwen Financial Corp.[1]	894,000	20,508
Moody’s Corp.	200,000	20,202
Weyerhaeuser Co.[1]	422,321	14,912
		11,505,923
Energy 7.13%
EOG Resources, Inc.	21,749,600	1,886,125
Noble Energy, Inc.	17,247,621	848,238
Concho Resources Inc.[1,2]	8,666,006	825,437
Cheniere Energy, Inc.[1,2]	11,859,300	782,595
FMC Technologies, Inc.[1,2]	15,130,500	722,784
Pioneer Natural Resources Co.	4,567,700	654,232
Canadian Natural Resources, Ltd.	15,776,200	523,529
Schlumberger Ltd.	5,850,000	502,807
Suncor Energy Inc.	14,247,520	449,758
Chesapeake Energy Corp.	17,620,000	356,981
Cabot Oil & Gas Corp.	9,142,000	302,052
BG Group PLC	19,369,000	272,699
Weatherford International PLC[1]	20,630,000	270,253
Baker Hughes Inc.	4,704,507	268,157
CONSOL Energy Inc.	6,235,000	243,976
Enbridge Inc.	4,645,529	213,209
Royal Dutch Shell PLC, Class B (ADR)	2,428,800	168,656
Cobalt International Energy, Inc.[1]	16,482,353	148,341
Southwestern Energy Co.[1]	4,565,000	146,902
Core Laboratories NV	1,058,562	136,374
Murphy Oil Corp.	2,556,000	123,761
The Growth Fund of America — Page 5 of 13

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Cimarex Energy Co.	1,164,000	$122,162
Apache Corp.	1,600,000	102,544
BP PLC (ADR)	1,138,700	44,774
BP PLC	3,800,000	24,973
Tourmaline Oil Corp.[1]	2,045,000	67,934
Oil States International, Inc.[1]	1,006,931	50,195
Paramount Resources Ltd.[1]	1,440,000	46,930
Oceaneering International, Inc.	433,800	27,204
Peyto Exploration & Development Corp.	730,000	21,430
Denbury Resources Inc.	1,900,000	15,694
Laricina Energy Ltd.[1,3,4]	950,000	10,431
		10,381,137
Consumer staples 4.20%
Costco Wholesale Corp.	11,583,183	1,646,202
Philip Morris International Inc.	18,679,433	1,623,803
Keurig Green Mountain, Inc.	3,359,663	477,542
Kerry Group PLC, Class A	6,065,824	450,522
Sprouts Farmers Market, Inc.[1,2]	9,438,000	300,034
Coca-Cola Co.	6,020,400	269,895
Whole Foods Market, Inc.	4,179,700	204,931
Mead Johnson Nutrition Co.	1,864,600	193,620
Nestlé SA	2,387,600	179,364
PepsiCo, Inc.	1,680,000	168,168
Herbalife Ltd.	3,386,400	146,462
Glanbia PLC	8,320,000	128,786
Pernod Ricard SA	1,056,000	125,235
British American Tobacco PLC	1,493,000	88,604
Nu Skin Enterprises, Inc., Class A	1,920,000	80,256
Japan Tobacco Inc.	1,043,500	33,436
		6,116,860
Materials 2.37%
Monsanto Co.	5,678,900	680,957
Praxair, Inc.	5,186,537	665,848
Celanese Corp., Series A	6,300,000	378,441
Rio Tinto PLC	5,292,000	247,680
LyondellBasell Industries NV	2,890,000	227,905
Potash Corp. of Saskatchewan Inc.	6,459,000	224,515
Syngenta AG	510,000	168,090
Sigma-Aldrich Corp.	1,200,000	163,920
Mosaic Co.	3,420,000	156,533
Newmont Mining Corp.	7,280,000	133,952
Barrick Gold Corp.	10,980,000	130,552
FMC Corp.	1,700,000	92,480
ArcelorMittal	5,710,000	70,090
Dow Chemical Co.	1,430,000	69,598
James Hardie Industries PLC (CDI)	3,570,000	36,774
		3,447,335
Telecommunication services 0.57%
SoftBank Corp.	6,851,000	459,716
T-Mobile US, Inc.[1]	12,989,845	379,174
		838,890
The Growth Fund of America — Page 6 of 13

unaudited
Common stocks Utilities 0.09%	Shares	Value (000)
NRG Energy, Inc.	4,060,100	$126,919
Miscellaneous 4.23%
Other common stocks in initial period of acquisition		6,169,205
Total common stocks (cost: $74,998,497,000)		133,376,705
Preferred securities 0.02% Miscellaneous 0.02%
Other preferred securities in initial period of acquisition		34,529
Total preferred securities (cost: $87,156,000)		34,529
Rights & warrants 0.09% Energy 0.04%
Kinder Morgan, Inc., warrants, expire 2017[1]	13,876,600	52,870
Financials 0.02%
Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	23,205
Telecommunication services 0.00%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,3,4]	4,414	—
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,3,4]	1,672	—
Miscellaneous 0.03%
Other rights & warrants in initial period of acquisition		51,961
Total rights & warrants (cost: $122,540,000)		128,036
Convertible bonds 0.03% Telecommunication services 0.03%	Principal amount (000)
Clearwire Corp. 8.25% convertible notes 2040[5]	$43,829	48,431
Total convertible bonds (cost: $43,829,000)		48,431
Bonds, notes & other debt instruments 0.16% U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%
U.S. Treasury 0.125% 2015	10,100	10,103
U.S. Treasury 0.25% 2015	90,685	90,754
U.S. Treasury 0.25% 2015	15,675	15,688
Total U.S. Treasury bonds & notes		116,545
Corporate bonds & notes 0.06% Telecommunication services 0.06%
LightSquared, Term Loan B, 12.00% 2014[6,7,8,9]	25,424	34,958
NII Capital Corp. 10.00% 2016[6]	32,300	11,951
NII Capital Corp. 7.875% 2019[5,6]	27,500	20,212
The Growth Fund of America — Page 7 of 13

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
NII Capital Corp. 8.875% 2019[6]	$1,025	$384
NII Capital Corp. 11.375% 2019[5,6]	19,800	14,652
NII Capital Corp. 7.625% 2021[6]	9,300	1,628
Total corporate bonds & notes		83,785
Federal agency bonds & notes 0.02%
Federal Farm Credit Banks 0.13% 2015	33,500	33,490
Total bonds, notes & other debt instruments (cost: $216,128,000)		233,820
Short-term securities 8.10%
3M Co. 0.07% due 12/2/2014[5]	52,900	52,900
Abbott Laboratories 0.07%–0.10% due 12/18/2014–2/9/2015[5]	160,500	160,483
Apple Inc. 0.09%–0.13% due 1/5/2015–2/18/2015[5]	115,750	115,730
Bank of New York Mellon Corp. 0.07% due 12/1/2014[5]	40,000	40,000
CAFCO, LLC 0.18%–0.24% due 3/24/2015–5/4/2015	42,600	42,563
Caterpillar Inc. 0.09% due 1/6/2015	37,900	37,896
Chariot Funding, LLC 0.21%–0.27% due 12/3/2014–5/6/2015[5]	175,000	174,911
Chevron Corp. 0.10%–0.12% due 12/5/2014–2/24/2015[5]	167,900	167,883
Citicorp 0.20% due 3/9/2015	36,000	35,981
Coca-Cola Co. 0.14%–0.20% due 1/14/2015–5/12/2015[5]	186,000	185,910
Emerson Electric Co. 0.10%–0.11% due 12/22/2014–2/24/2015[5]	171,900	171,867
ExxonMobil Corp. 0.08% due 1/22/2015–1/23/2015	28,700	28,694
Fannie Mae 0.07%–0.15% due 12/1/2014–10/5/2015	2,041,036	2,040,461
Federal Farm Credit Banks 0.08%–0.14% due 12/12/2014–8/17/2015	376,800	376,612
Federal Home Loan Bank 0.05%–0.17% due 12/17/2014–11/6/2015	4,024,727	4,023,377
Freddie Mac 0.07%–0.19% due 12/10/2014–11/23/2015	3,129,980	3,128,576
General Electric Capital Corp. 0.20% due 5/13/2015	50,000	49,958
General Electric Co. 0.07%–0.18% due 12/1/2014–4/22/2015	105,000	104,965
Google Inc. 0.11%–0.13% due 12/11/2014–1/21/2015[5]	91,000	90,995
IBM Corp. 0.10% due 12/9/2014[5]	50,000	50,000
John Deere Capital Corp. 0.10% due 1/13/2015[5]	55,000	54,991
John Deere Financial Ltd. 0.10% due 1/12/2015[5]	19,900	19,897
JPMorgan Chase & Co. 0.27% due 7/9/2015[5]	25,000	24,957
Microsoft Corp. 0.09% due 2/9/2015[5]	50,000	49,991
National Rural Utilities Cooperative Finance Corp. 0.09% due 12/9/2014	25,000	24,999
Paccar Financial Corp. 0.11% due 1/21/2015	30,000	29,993
PepsiCo Inc. 0.07% due 12/8/2014[5]	9,100	9,100
Private Export Funding Corp. 0.15%–0.26% due 2/27/2015–5/12/2015[5]	94,700	94,651
Procter & Gamble Co. 0.11%–0.14% due 12/12/2014–1/12/2015[5]	175,000	174,992
Regents of the University of California 0.14% due 2/23/2015	25,000	24,990
United Parcel Service Inc. 0.11% due 1/15/2015[5]	33,500	33,496
United Technologies Corp. 0.10% due 12/29/2014[5]	25,000	24,997
Wal-Mart Stores, Inc. 0.07%–0.08% due 12/2/2014–12/8/2014[5]	63,400	63,400
Wells Fargo & Co. 0.14%–0.23% due 12/18/2014–4/8/2015	80,600	80,561
Total short-term securities (cost: $11,789,648,000)		11,790,777
Total investment securities 99.99% (cost: $87,257,798,000)		145,612,298
Other assets less liabilities 0.01%		10,152
Net assets 100.00%		$145,622,450
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Growth Fund of America — Page 8 of 13

unaudited
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $156,202,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 11/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Japanese yen	12/18/2014	Barclays Bank PLC	$74,504	¥8,700,000	$1,165
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended November 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 11/30/2014 (000)
Avago Technologies Ltd.	17,601,820	555,262	—	18,157,082	$5,633	$1,695,871
Concho Resources Inc.[1]	8,578,506	87,500	—	8,666,006	—	825,437
Cheniere Energy, Inc.[1]	11,859,300	—	—	11,859,300	—	782,595
Edwards Lifesciences Corp.[1]	6,132,700	—	200,000	5,932,700	—	769,353
FMC Technologies, Inc.[1]	15,179,100	—	48,600	15,130,500	—	722,784
MGM Resorts International[1]	29,412,600	870,000	—	30,282,600	—	690,746
Hologic, Inc.[1]	17,126,960	—	445,660	16,681,300	—	447,059
AutoNation, Inc.[1]	6,000,000	—	—	6,000,000	—	356,640
Sprouts Farmers Market, Inc.[1]	8,270,446	1,167,554	—	9,438,000	—	300,034
athenahealth, Inc.[1]	2,522,484	7,377	—	2,529,861	—	296,753
Oshkosh Corp.	4,368,000	—	—	4,368,000	743	198,307
Finisar Corp.[1]	4,930,000	2,987,000	—	7,917,000	—	134,985
BioMarin Pharmaceutical Inc.[1,10]	7,295,373	43,700	—	7,339,073	—	—
Celanese Corp., Series A10	6,300,000	—	—	6,300,000	1,575	—
EOG Resources, Inc.[10]	22,494,000	25,000	769,400	21,749,600	3,755	—
Gilead Sciences, Inc.[1,10]	52,294,248	—	13,547,107	38,747,141	—	—
Rackspace Hosting, Inc.[1,10]	2,947,567	—	—	2,947,567	—	—
Ocwen Financial Corp.[1,10]	6,791,081	34,300	5,931,381	894,000	—	—
Toll Brothers, Inc.[1,10]	10,628,300	—	4,653,300	5,975,000	—	—
Towers Watson & Co., Class A10	3,825,000	131,937	1,925,000	2,031,937	298	—
Herbalife Ltd.[10]	5,442,001	—	2,055,601	3,386,400	—	—
					$12,004	$7,220,564

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities including those in "Miscellaneous," was $280,877,000, which represented .19% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,844,446,000, which represented 1.27% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $34,958,000, which represented 0.02% of the net assets of the fund.
[10]	Unaffiliated issuer at 11/30/2014.

The Growth Fund of America — Page 9 of 13

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
First Data Holdings, Inc., Class B	6/26/2014	$225,000	$269,438.15%
Laricina Energy Ltd.	6/21/2011	41,523	10,431.03
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000-3/6/2002	11,176	—	.00
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000-3/6/2002	3,626	—	.00
Total private placement securities		$281,325	$279,869.18%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the
The Growth Fund of America — Page 10 of 13

unaudited
security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The Growth Fund of America — Page 11 of 13

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$29,857,787	$—	$269,438	$30,127,225
Consumer discretionary	25,920,258	—	—	25,920,258
Health care	25,247,992	—	—	25,247,992
Industrials	13,494,961	—	—	13,494,961
Financials	11,505,923	—	—	11,505,923
Energy	10,370,706	—	10,431	10,381,137
Consumer staples	6,116,860	—	—	6,116,860
Materials	3,447,335	—	—	3,447,335
Telecommunication services	838,890	—	—	838,890
Utilities	126,919	—	—	126,919
Miscellaneous	6,168,197	1,008	—	6,169,205
Preferred securities	34,529	—	—	34,529
Rights & warrants	128,036	—	—	128,036
Convertible bonds	—	48,431	—	48,431
Bonds, notes & other debt instruments	—	233,820	—	233,820
Short-term securities	—	11,790,777	—	11,790,777
Total	$133,258,393	$12,074,036	$279,869	$145,612,298

	Other investments*
	Level 1	Level 2	Level 3	Total
Asset:
Unrealized appreciation on open forward currency contracts	$—	$1,165	$—	$1,165
*	Forward currency contracts are not included in the investment portfolio.
The Growth Fund of America — Page 12 of 13

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$60,004,658
Gross unrealized depreciation on investment securities	(1,818,241)
Net unrealized appreciation on investment securities	58,186,417
Cost of investment securities	87,401,073

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
¥ = Japanese yen
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-005-0115O-S42213	The Growth Fund of America — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended November 30, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the The Growth Fund of America’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The Growth Fund of America’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 28, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 28, 2015